INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments In Associates [Abstract]
Disclosure of interests in associates [text block]
NOTE 15. INVESTMENTS IN ASSOCIATES

As of December 31, 2019, there were no new investments in associates to report.

On April 5, 2019 Celulosa Arauco y Constitución S.A. sold its participation in Puertos y Logística S.A. to DP World Group for a total amount of ThU.S.$ 101,972. This operation generated a profit of ThU.S$ 18,875.

On May 2, 2018, the company E2E S.A. was incorporated through the subsidiary Maderas Arauco S.A., with a total capital of ThU.S.$ 6,000, under 50% ownership of Arauco. As of the date of these consolidated financial statements, ThU.S.$ 2,711 have been contributed.

On January 19, 2018, the company Parque Eólico Ovejera Sur SpA was incorporated through the subsidiary Arauco Bioenergía S.A., under 50% ownership of Arauco. The capital contributed by Arauco was ThU.S.$ 892.

The following tables set forth information about Investments in associates.

Name	Puertos y Logística S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose	Docking and warehousing operations for proprietary and third party use, cargo of all classes of goods, as well, as warehousing and transport operations.
Ownership interest (%)	20.2767%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$ -	ThU.S.$ 62,511

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose
Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.

Ownership interest (%)	50.0000%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$55,030	ThU.S.$51,760

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco's entities.
Ownership interest (%)	20.0000%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$ 172	ThU.S.$ 193

Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.

Ownership interest (%)	25.0000%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$(2)	ThU.S.$(1)

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose
Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.

Ownership interest (%)	20.0000%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$7	ThU.S.$7

Name	Vale do Corisco S.A.
Country	Brazil
Functional Currency	Brazilian Real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.0000%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$38,370	ThU.S.$38,497

Name	E2E S.A.
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Development of construction solutions
Ownership interest (%)	50.0000%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$1,739	ThU.S.$2,044

Name	Parque Eólico Ovejera Sur SpA
Country	Chile
Functional Currency	Chilean pesos
Corporate purpose	Electrical power projects
Ownership interest (%)	50.0000%
	12-31-2019	12-31-2018
Carrying amount accounted for using equity method	ThU.S.$796	ThU.S.$597

Summarized Financial Information of Associates

12-31-2019	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	29	9,974	3,045	95	4,992	2	25	18,162
Non-current	-	111,896	3,436	3,099	1,505	99,943	36	19	219,934
Total	-	111,925	13,410	6,144	1,600	104,935	38	44	238,096

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	-	98	10,222	1,331	2	965	-	9	12,627
Non-current	-	-	2,325	1,336	5	25,664	5	42	29,377
Equity	-	111,827	863	3,477	1,593	78,306	33	(7)	196,092
Total	-	111,925	13,410	6,144	1,600	104,935	38	44	238,096
12-31-2019
Revenues	42,362	-	4,769	1,714	-	7,220	-	-	56,065
Expenses	(42,350)	6,602	(4,803)	(2,877)	(24)	(3,700)	-	(2)	(47,154)
Profit or loss (continuing operations)	12	6,602	(34)	(1,163)	(24)	3,520	-	(2)	8,911
Other comprehensive income	7,540	-	-	-	-	-	-	-	7,540
Comprehensive income	7,552	6,602	(34)	(1,163)	(24)	3,520	-	(2)	16,451
Dividends	6,060	-	-	-	-	410	-	-	6,470

12-31-2018	Assets
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	97,866	29	22,870	680	1,246	4,295	2	25	127,013
Non-current	566,484	105,354	907	3,600	703	105,836	36	19	782,939
Total	664,350	105,383	23,777	4,280	1,949	110,131	38	44	909,952

	Liabilities
	Puertos y Logística S.A.	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	E2E S.A.	Parque Eólico Ovejera del Sur SpA.	Vale do Corisco S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	28,938	82	22,192	192	754	81	-	7	52,246
Non-current	327,124	-	619	-	-	31,485	5	42	359,275
Equity	308,288	105,301	966	4,088	1,195	78,565	33	(5)	498,431
Total	664,350	105,383	23,777	4,280	1,949	110,131	38	44	909,952
12-31-2018
Revenues	160,889	6,080	4,841	1	-	8,106	-	37	179,954
Expenses	(158,421)	-	(4,855)	(370)	(295)	(8,711)	(2)	(29)	(172,683)
Profit or loss (continuing operations)	2,468	6,080	(14)	(369)	(295)	(605)	(2)	8	7,271
Other comprehensive income	(1,676)	2,202	-	-	-	-	-	-	526
Total comprehensive income	792	8,282	(14)	(369)	(295)	(605)	(2)	8	7,797
Dividends	-	-	-	-	-	3,277	-	-	3,277

Reconciliation of Investment in Associates and Joint Ventures

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Opening balance as of January 1	358,053	368,772
Changes
Investment in joint ventures, Additions	2,741	3,028
Disposals, investment in associates and joint ventures (*)	(58,850)	-
Share of profit (loss) in investment in associates	6,786	3,043
Share of profit (loss) in investment in joint ventures	989	14,203
Dividends Received, Investments in Associates	(13,601)	(11,307)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures	(5,440)	(17,287)
Other increase (decrease) in investment and associates and joint ventures	2,440	(2,399)
Total changes	(64,935)	(10,719)
Closing balance	293,118	358,053

(*) Carrying amount of investment in Puertos y Logística S.A., which was sold on April 5, 2019 (ThU.S.$. 56,492)

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Carrying amount of associates accounted for using equity method	96,114	155,609
Carrying amount of joint ventures accounted for using equity method	197,004	202,444
Total investment accounted for using equity method	293,118	358,053